Organization and Basis of Presentation (Details) In Millions, unless otherwise specified			12 Months Ended			12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012 Subsidiaries [Member] States Subsidiaries	Dec. 31, 2012 Parent [Member] Properties	Dec. 31, 2012 Noncontrolling Interest [Member] Properties	Dec. 31, 2012 Outlet Shoppes at Atlanta [Member]	Dec. 31, 2012 Outlet Shoppes at Atlanta [Member] Outlet Shoppes at Atlanta LLC [Member] Parent [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Basis spread on variable rate		90000.00%				27500.00%
Number of states in which entity operates			27
Number of regional malls/open-air centers in which interest is owned by the partnership				77	9
Number of associated centers in which interest is owned by the partnership				28	4
Number of community centers in which interest is owned by the partnership				6	4
Number of office buildings in which interest is owned by the partnership				13	7
Number of regional mall / open-air center expansions in which interest is owned by the partnership	1
Number of community center expansions in which interest is owned by the partnership	1
Number of Mall Redevelopments Under Construction	2
Number of outlet centers under construction in which interest is owned by the partnership	1
Equity Method Investment, Ownership Percentage						25.00%	75.00%
Percentage ownership interest in qualified subsidiaries (in hundredths)			100.00%
Number of subsidiaries owned by the company			2
Percentage ownership of the sole general partner in partnership (in hundredths)			1.00%	9.50%
Percentage of limited partnership interest owned by CBL Holdings II, Inc. in the operating partnership (in hundredths)			83.50%
Combined percentage ownership by the subsidiaries in operating partnership (in hundredths)			84.50%
Percentage of non controlling limited partner interest of third parties in Operating partnership (in hundredth)				6.00%
Number of company's common stock owned by CBL's Predecessor (in shares)				3.1
Total combined effective interest of CBL's Predecessor in Operating Partnership (in hundredths)				11.20%
Guarantors Percentage Obligation for Construction loan						100.00%